10-K Reserve for Losses and Loss Adjustment Expenses - Net Incurred and Paid Claims Development by Accidental Year (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) claim	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Insurance [Abstract]
Prior accident years	$ 0	$ 457	$ 0	$ (2,306)
Claims Development [Line Items]
Net reserves for unpaid losses and loss adjustment expenses	$ 397,875	$ 207,914	294,913	143,670	$ 34,007
Underwriting Division | Casualty
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			167,458
Cumulative Net Paid Claims and Claims Adjustment Expenses			6,750
Net reserves for unpaid losses and loss adjustment expenses			$ 160,708	68,770
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 1			0.30%
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 2			5.60%
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 3			0.80%
Underwriting Division | Professional Liability
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			$ 94,262
Cumulative Net Paid Claims and Claims Adjustment Expenses			8,523
Net reserves for unpaid losses and loss adjustment expenses			$ 85,739	53,989
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 1			1.70%
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 2			9.80%
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 3			0.90%
Underwriting Division | Healthcare
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			$ 50,841
Cumulative Net Paid Claims and Claims Adjustment Expenses			2,375
Net reserves for unpaid losses and loss adjustment expenses			$ 48,466	20,911
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 1			4.50%
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 2			11.80%
Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age, Year 3			0.50%
2021 | Underwriting Division | Casualty
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			$ 16,003	13,640	14,248
IBNR			$ 13,556
Cumulative Number of Reported Claims | claim			23
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 352	220	16
2021 | Underwriting Division | Professional Liability
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			13,368	15,484	10,152
IBNR			$ 12,626
Cumulative Number of Reported Claims | claim			88,000
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 643	518	213
2021 | Underwriting Division | Healthcare
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			2,841	3,088	10,117
IBNR			$ 1,986
Cumulative Number of Reported Claims | claim			23
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 854	841	$ 282
2022 | Underwriting Division | Casualty
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			58,427	55,606
IBNR			$ 51,426
Cumulative Number of Reported Claims | claim			111
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 6,072	256
2022 | Underwriting Division | Professional Liability
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			37,129	39,442
IBNR			$ 26,013
Cumulative Number of Reported Claims | claim			199,000
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 6,846	419
2022 | Underwriting Division | Healthcare
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			18,511	19,019
IBNR			$ 17,078
Cumulative Number of Reported Claims | claim			163
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 1,067	$ 355
2023 | Underwriting Division | Casualty
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			93,028
IBNR			$ 91,370
Cumulative Number of Reported Claims | claim			124
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 326
2023 | Underwriting Division | Professional Liability
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			43,765
IBNR			$ 38,232
Cumulative Number of Reported Claims | claim			999,000
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 1,034
2023 | Underwriting Division | Healthcare
Claims Development [Line Items]
Net Losses and Loss Adjustment Expenses Incurred			29,489
IBNR			$ 24,561
Cumulative Number of Reported Claims | claim			318
Cumulative Net Paid Claims and Claims Adjustment Expenses			$ 454